Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Asset) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 116,604	$ 3,569,265	$ 3,972,517	$ 3,999,947
Current service cost	7,322	224,126	278,412	329,838
Past service cost and gain on settlements			(68,979)
Net interest expense (income)	1,832	56,070	53,663	58,031
Recognized in profit or loss	9,154	280,196	263,096	387,869
Return on plan assets (excluding amounts included in net interest)	(542)	(16,589)	52,124	54,549
Actuarial loss (gain) arising from changes in financial assumptions	(282)	(8,643)	56,860	156,193
Actuarial loss (gain) arising from experience adjustments	9,882	302,499	(315,090)	200,723
Actuarial loss arising from changes in demographic assumptions	268	8,190	762	5,716
Actuarial gain arising from changes in other assumptions	742	22,723
Recognized in other comprehensive income	10,068	308,180	(205,344)	417,181
Contributions from the employer	(11,899)	(364,237)	(484,790)	(807,232)
Benefits paid from the Group	(9,669)	(295,953)	(96,575)	(36,033)
Business combinations	42,871	1,312,281
Exchange differences on foreign plans	(154)	(4,716)	120,361	10,785
Ending balance	156,975	4,805,016	3,569,265	3,972,517
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	258,433	7,910,638	8,389,884	7,973,676
Current service cost	7,322	224,126	278,412	329,838
Past service cost and gain on settlements			(68,979)
Net interest expense (income)	5,841	178,779	157,404	167,111
Recognized in profit or loss	13,163	402,905	366,837	496,949
Actuarial loss (gain) arising from changes in financial assumptions	(282)	(8,643)	56,860	156,193
Actuarial loss (gain) arising from experience adjustments	9,882	302,499	(315,090)	200,723
Actuarial loss arising from changes in demographic assumptions	268	8,190	762	5,716
Actuarial gain arising from changes in other assumptions	742	22,723
Recognized in other comprehensive income	10,610	324,769	(257,468)	362,632
Benefits paid from the pension fund	(17,706)	(541,989)	(690,830)	(308,471)
Benefits paid from the Group	(9,669)	(295,953)	(96,575)	(36,033)
Business combinations	82,418	2,522,805
Liabilities assumed in a business combination				535
Exchange differences on foreign plans	(851)	(26,036)	198,790	(99,404)
Ending balance	336,398	10,297,139	7,910,638	8,389,884
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(141,829)	(4,341,373)	(4,417,367)	(3,973,729)
Net interest expense (income)	(4,009)	(122,709)	(103,741)	(109,080)
Recognized in profit or loss	(4,009)	(122,709)	(103,741)	(109,080)
Return on plan assets (excluding amounts included in net interest)	(542)	(16,589)	52,124	54,549
Recognized in other comprehensive income	(542)	(16,589)	52,124	54,549
Contributions from the employer	(11,899)	(364,237)	(484,790)	(807,232)
Benefits paid from the pension fund	17,706	541,989	690,830	308,471
Business combinations	(39,547)	(1,210,524)
Liabilities assumed in a business combination				(535)
Exchange differences on foreign plans	697	21,320	(78,429)	110,189
Ending balance	$ (179,423)	$ (5,492,123)	$ (4,341,373)	$ (4,417,367)